Cost of sales	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Cost of sales
Note 6. Cost of sales
6.1 Operating costs

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Fees and compensation for services	48,729	66,155	53,024
Salaries and payroll taxes	21,072	22,344	16,591
Employee benefits	5,926	6,481	4,877
Transport	5,214	5,963	3,274
Consumption of materials and spare parts	4,933	16,824	15,912
Easements and fees	4,547	11,427	9,572
Other	4,264	4,191	3,873

Total operating costs	94,685	133,385	107,123

6.2 Crude oil stock fluctuation

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Crude oil stock at beginning of the year (Note 19)	4,722	5,222	6,127
Less: Crude oil stock at end of the year (Note 19)	(2,664)	(4,722)	(5,222)

Total crude oil stock fluctuation	2,058	500	905

6.3 Royalties and others

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Royalties	128,723	144,837	86,241
Export duties	48,090	43,840	13,123

Total royalties and others	176,813	188,677	99,364